Income Taxes - Reconciliation of the statutory federal income tax expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Tax Expense
Income tax expense at the federal statutory rate					$ (2,994,043)	$ (1,905,497)
State income taxes - net of federal income tax benefits					(422,425)	(326,847)
Permanent Differences					(154,285)	25,008
Permanent Differences - Related to Convertible Debt					717,940
Prior year provision to return					4,046
Net change in valuation allowance					2,966,283	2,341,973
Total income tax expense (benefit)	$ (47,000)	$ 25,000	$ (88,000)	$ 77,000	$ 117,516	$ 134,637
Effective Tax Rate
Income tax expense at the federal statutory rate					21.00%	21.00%
State income taxes - net of federal income tax benefits					2.96%	3.60%
Permanent Differences					1.08%	(0.28%)
Permanent Differences - Related to Convertible Debt					(5.04%)
Prior year provision to return					(0.03%)	0.00%
Net change in valuation allowance					(20.81%)	(25.81%)
Total income tax expense (benefit)	0.55%	(0.84%)	0.35%	(0.83%)	(0.84%)	(1.49%)